Fees Summary	Dec. 11, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,394,000
Previously Paid Amount	0.00
Total Fee Amount	519.62
Total Offset Amount	0.00
Net Fee	519.62
Narrative - Max Aggregate Offering Price	$ 3,394,000
Final Prospectus	true